Large Capital Growth Fund Expense Example - Large Capital Growth Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 922